Earnings (Loss) Per Share ("EPS") - Summary of Computation of Basic and Diluted Loss Per Share Attributable to Owners of Parent (Detail)
R$ / shares in Units, $ / shares in Units, shares in Thousands, R$ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 BRL (R$) R$ / shares shares	Dec. 31, 2017 BRL (R$) R$ / shares shares	Dec. 31, 2016 BRL (R$) R$ / shares shares
Numerator
Net loss for the period attributable to the owners of the Parent from continuing operations	$ (82,886)	R$ (321,166)	R$ (153,623)	R$ (133,422)
Net loss for the period attributable to the owners of the Parent from discontinued operations	$ (2,730)	R$ (10,579)	R$ (16,123)	R$ (17,652)
Denominator
Weighted average number of outstanding shares of common stock	31,056,244	31,056,244	28,510,918	21,435,576
Loss per share attributable to the owners of the Parent
Basic and diluted | (per share)	$ (2.76)	R$ (10.68)	R$ (5.95)	R$ (7.05)
Basic and diluted from continuing operations | (per share)	(2.67)	(10.34)	(5.39)	(6.22)
Basic and diluted from discontinued operations | (per share)	$ (0.09)	R$ (0.34)	R$ (0.56)	R$ (0.83)